DEBT (Details 2) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 30,242
Long-term Debt, Maturities, Repayments of Principal in Year Two		7,869
Secured by equipment		7,869
Long-term Debt, Current Maturities		(30,242)
Debt- long term, net of discount	$ 2,668,533	$ 2,807,869	$ 38,111